Acquisitions (Details) - USD ($) $ in Thousands							3 Months Ended		6 Months Ended
	Apr. 20, 2023	Feb. 14, 2023	Jan. 05, 2023	Jun. 03, 2022	Apr. 21, 2022	Feb. 09, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jan. 31, 2023
Acquisition
Acquisition purchase price, net of cash acquired									$ 142,700
Contingent consideration							$ 46,947		46,947		$ 30,949
Fair value of acquired trade receivables						$ 100
Acquisition-related costs							391	$ 514	1,719	$ 874
Net CHB, LLC
Acquisition
Acquisition purchase price, net of cash acquired						38,700
Maximum potential performance-based contingent consideration						$ 60,000
Period for revenue performance targets						2 years
Contingent consideration						$ 13,900
Gross contractual amount of trade receivables acquired						$ 100
Foxtrot
Acquisition
Acquisition purchase price, net of cash acquired					$ 4,200
Gross contractual amount of trade receivables acquired					700
Fair value of acquired trade receivables					$ 700
XPS
Acquisition
Acquisition purchase price, net of cash acquired				$ 61,100
Maximum potential performance-based contingent consideration				$ 75,000
Period for revenue performance targets				2 years
Contingent consideration				$ 9,400
Gross contractual amount of trade receivables acquired				1,500
Fair value of acquired trade receivables				$ 1,500
Supply Vision
Acquisition
Acquisition purchase price, net of cash acquired			$ 11,600
Maximum potential performance-based contingent consideration			$ 3,000
Period for revenue performance targets			2 years
Contingent consideration			$ 2,700
Gross contractual amount of trade receivables acquired			300
Fair value of acquired trade receivables			$ 300
GroundCloud
Acquisition
Acquisition purchase price, net of cash acquired		$ 136,800							136,843
Maximum potential performance-based contingent consideration		$ 80,000
Period for revenue performance targets		2 years
Contingent consideration		$ 19,600
Gross contractual amount of trade receivables acquired		1,500
Fair value of acquired trade receivables		$ 1,500
Localz Pty Ltd
Acquisition
Acquisition purchase price, net of cash acquired	$ 5,900								5,857
Gross contractual amount of trade receivables acquired	600
Fair value of acquired trade receivables	$ 600
Fiscal 2024 Acquisitions
Acquisition
Acquisition-related costs							0		1,100
Amount of revenue recognized							$ 9,800		17,000
Amount of net income recognized									$ 900